Financial Instruments - Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies (Detail)	12 Months Ended
	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Disclosure Of Financial Instruments [Abstract]
Financial assets, Foreign Currencies	$ 837,336	$ 458,878
Financial assets, Exchange Rate	0.7411	0.7566
Financial assets, Carrying Amount	$ 620,563	$ 347,190
Financial liabilities, Foreign Currencies	$ 15,649,526	$ 15,722,226
Financial liabilities, Exchange Rate	0.7411	0.7566
Financial Liabilities, Carrying Amount	$ 11,598,118	$ 11,895,538